Related Party Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Infosys Technologies (China) Co. Limited (Infosys China)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (China) Co. Limited (Infosys China)
Country	China
Holding as of	100.00%	100.00%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)
Country	Mexico
Holding as of	100.00%	100.00%
Infosys Technologies (Sweden) AB. (Infosys Sweden)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Sweden) AB (Infosys Sweden)
Country	Sweden
Holding as of	100.00%	100.00%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)
Country	China
Holding as of	100.00%	100.00%
Infosys Nova Holdings LLC (Infosys Nova)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Nova Holdings LLC. (Infosys Nova)
Country	U.S.
Holding as of	100.00%	100.00%
EdgeVerve Systems Limited (EdgeVerve)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	EdgeVerve Systems Limited (EdgeVerve)
Country	India
Holding as of	100.00%	100.00%
Infosys Austria GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Austria GmbH
Country	Austria
Holding as of	100.00%	100.00%
Skava Systems Pvt Ltd Skava Systems
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Skava Systems Private Limited (Skava Systems)
Country	India
Holding as of	100.00%	100.00%
Infosys Chile SpA
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Chile SpA
Country	Chile
Holding as of	100.00%	100.00%
Infosys Arabia Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Arabia Limited
Country	Saudi Arabia
Holding as of	70.00%	70.00%
Infosys Consulting Ltda
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Ltda.
Country	Brazil
Holding as of	100.00%	100.00%
Infosys Luxembourg S.a.r.l
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Luxembourg S.a.r.l
Country	Luxembourg
Holding as of	100.00%	100.00%
Infosys Americas Inc., (Infosys Americas)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Americas Inc. (Infosys Americas)
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Public Services, Inc. USA (Infosys Public Services)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Public Services, Inc. USA (Infosys Public Services)
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Canada Public Services Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Canada Public Services Inc
Country	Canada
Infosys BPM Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM Limited
Country	India
Holding as of	100.00%	100.00%
Infosys (Czech Republic) Limited s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys (Czech Republic) Limited s.r.o.
Country	Czech Republic
Holding as of	100.00%	100.00%
Infosys Poland, Sp z.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Poland Sp z.o.o
Country	Poland
Holding as of	100.00%	100.00%
Infosys McCamish Systems LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys McCamish Systems LLC
Country	U.S.
Holding as of	100.00%	100.00%
Portland Group Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Portland Group Pty Ltd
Country	Australia
Holding as of	100.00%	100.00%
Infosys BPO Americas LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPO Americas LLC
Country	U.S.
Holding as of	100.00%	100.00%
Infosys Consulting Holding AG (Infosys Lodestone)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting Holding AG (Infosys Lodestone)
Country	Switzerland
Holding as of	100.00%	100.00%
Infosys Management Consulting Pty Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Management Consulting Pty Limited
Country	Australia
Holding as of	100.00%	100.00%
Infosys Consulting AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting AG
Country	Switzerland
Holding as of	100.00%	100.00%
Infosys Consulting GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting GmbH
Country	Germany
Holding as of	100.00%	100.00%
Infosys Consulting S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting S.R.L.
Country	Romania
Holding as of	100.00%	100.00%
Infosys Consulting SAS
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting SAS
Country	France
Holding as of	100.00%	100.00%
Infosys Consulting s.r.o. v likvidaci (formerly Infosys Consulting s.r.o.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting s.r.o. v likvidaci (formerly Infosys Consulting s.r.o.)
Country	Czech Republic
Infosys Consulting (Shanghai) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting (Shanghai) Co., Ltd.
Country	China
Infy Consulting Company Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy Consulting Company Ltd
Country	U.K.
Holding as of	100.00%	100.00%
Infy Consulting B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infy Consulting B.V.
Country	The Netherlands
Holding as of	100.00%	100.00%
Infosys Consulting S.R.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting S.R.L.
Country	Argentina
Holding as of	100.00%	100.00%
Infosys Consulting (Belgium) NV
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Consulting (Belgium) NV
Country	Belgium
Holding as of	100.00%	100.00%
Panaya Inc (Panaya)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Inc. (Panaya)
Country	U.S.
Holding as of	100.00%	100.00%
Panaya Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Ltd.
Country	Israel
Holding as of	100.00%	100.00%
Infosys Financial Services GmbH. (formerly Panaya GmbH)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Financial Services GmbH. (formerly Panaya GmbH)
Country	Germany
Holding as of	100.00%	100.00%
Brilliant Basics Holdings Limited (Brilliant Basics)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics Holdings Limited (Brilliant Basics)
Country	U.K.
Holding as of	100.00%	100.00%
Brilliant Basics Limited
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Brilliant Basics Limited
Country	U.K.
Holding as of	100.00%	100.00%
Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Singapore Pte. Ltd. (formerly Infosys Consulting Pte. Ltd.)
Country	Singapore
Holding as of	100.00%	100.00%
Infosys Middle East FZ LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Middle East FZ LLC
Country	Dubai
Holding as of	100.00%	100.00%
Fluido Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Oy
Country	Finland
Holding as of	100.00%	100.00%
Fluido Sweden AB (Extero)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Sweden AB (Extero)
Country	Sweden
Holding as of	100.00%	100.00%
Fluido Norway A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Norway A/S
Country	Norway
Holding as of	100.00%	100.00%
Fluido Denmark A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Denmark A/S
Country	Denmark
Holding as of	100.00%	100.00%
Fluido Slovakia s.r.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Fluido Slovakia s.r.o
Country	Slovakia
Holding as of	100.00%	100.00%
HIPUS Co., Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	HIPUS Co., Ltd
Country	Japan
Holding as of	81.00%	81.00%
Infosys Compaz Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Compaz Pte. Ltd
Country	Singapore
Holding as of	60.00%	60.00%
Infosys South Africa (Pty) Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys South Africa (Pty) Ltd
Country	South Africa
Holding as of	100.00%	100.00%
WongDoody Holding Company Inc. (WongDoody)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WongDoody Holding Company Inc. (WongDoody)
Country	U.S.
WDW Communications, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WDW Communications, Inc
Country	U.S.
Wong Doody, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	WongDoody, Inc
Country	U.S.
Holding as of	100.00%	100.00%
Stater N.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater N.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Nederland B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Nederland B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater XXL B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater XXL B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
HypoCasso B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	HypoCasso B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Participations B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Participations B.V.
Country	The Netherlands
Holding as of	75.00%	75.00%
Stater Gmbh
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Gmbh
Country	Germany
Holding as of	75.00%	75.00%
Stater Belgium N.V./S.A.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Stater Belgium N.V./S.A.
Country	Belgium
Holding as of	75.00%	75.00%
Outbox systems Inc. dba Simplus (US)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Outbox systems Inc. dba Simplus (US)
Country	U.S.
Holding as of	100.00%	100.00%
Simplus North America Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus North America Inc.
Country	Canada
Simplus ANZ Pty Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus ANZ Pty Ltd.
Country	Australia
Holding as of	100.00%	100.00%
Simplus Australia Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus Australia Pty Ltd
Country	Australia
Holding as of	100.00%	100.00%
Sqware Peg Digital Pty Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Sqware Peg Digital Pty Ltd
Country	Australia
Simplus Philippines, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus Philippines, Inc.
Country	Philippines
Holding as of	100.00%	100.00%
Simplus Europe, Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simplus Europe, Ltd.
Country	U.K.
Infosys Fluido U.K., Ltd. (formerly Simplus U.K, Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Fluido UK, Ltd. (formerly Simplus U.K., Ltd)
Country	U.K.
Holding as of	100.00%	100.00%
Infosys Fluido Ireland, Ltd. (formerly Simplus Ireland, Ltd)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Fluido Ireland, Ltd.(formerly Simplus Ireland, Ltd)
Country	Ireland
Holding as of	100.00%	100.00%
Infosys Limited Bulgaria EOOD
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Limited Bulgaria EOOD
Country	Bulgaria
Holding as of	100.00%	100.00%
Kaleidoscope Animations, Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Kaleidoscope Animations, Inc.
Country	U.S.
Holding as of	100.00%	100.00%
Kaleidoscope Prototyping LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Kaleidoscope Prototyping LLC
Country	U.S.
Holding as of	100.00%	100.00%
GuideVision s.r.o.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision s.r.o.
Country	Czech Republic
Holding as of	100.00%	100.00%
GuideVision Deutschland GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Deutschland GmbH
Country	Germany
Holding as of	100.00%	100.00%
GuideVision Magyarorszag Kft
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Magyarország Kft
Country	Hungary
Holding as of	100.00%	100.00%
GuideVision Suomi Oy
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Suomi Oy
Country	Finland
Holding as of	100.00%	100.00%
GuideVision Polska SP.Z.O.O
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision Polska Sp. z.o.o
Country	Poland
Holding as of	100.00%	100.00%
Blue Acorn iCi Inc (formerly Beringer Commerce Inc)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Blue Acorn iCi Inc (formerly Beringer Commerce Inc)
Country	U.S.
Holding as of	100.00%	100.00%
Guide Vision UK Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	GuideVision UK Ltd
Country	U.K.
Holding as of	100.00%	100.00%
Beringer Capital Digital Group Inc
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Beringer Capital Digital Group Inc
Country	U.S.
Mediotype LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Mediotype LLC
Country	U.S.
Beringer Commerce Holdings LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Beringer Commerce Holdings LLC
Country	U.S.
SureSource LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	SureSource LLC
Country	U.S.
Blue Acorn LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Blue Acorn LLC
Country	U.S.
Simply Commerce LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Simply Commerce LLC
Country	U.S.
iCiDIGITAL LLC.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	iCiDIGITAL LLC
Country	U.S.
Infosys BPM UK Limited.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys BPM UK Limited
Country	U.K.
Holding as of	100.00%
Infosys Turkey Bilgi Teknolojikeri Limited Sirketi
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Turkey Bilgi Teknolojileri Limited Sirketi
Country	Turkey
Holding as of	100.00%	100.00%
Infosys Automotive and Mobility GmbH & Co. KG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Automotive and Mobility GmbH & Co. KG
Country	Germany
Holding as of	100.00%	100.00%
Infosys Germany Holding GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Germany Holding Gmbh
Country	Germany
Holding as of	100.00%	100.00%
Infosys Green Forum
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Green Forum
Country	India
Holding as of	100.00%	100.00%
Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)
Country	Malaysia
Holding as of	100.00%	100.00%
Infosys Business Solutions LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Business Solutions LLC
Country	Qatar
Holding as of	100.00%
Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”))
Country	Germany
Holding as of	100.00%
oddity GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity GmbH
Country	Germany
Holding as of	100.00%
oddity (Shanghai) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity (Shanghai) Co., Ltd.
Country	China
Holding as of	100.00%
oddity Limited (Taipei)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity Limited (Taipei)
Country	Taiwan
Holding as of	100.00%
oddity space GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity space GmbH
Country	Germany
Holding as of	100.00%
oddity jungle GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity jungle GmbH
Country	Germany
Holding as of	100.00%
oddity code GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity code GmbH
Country	Germany
Holding as of	100.00%
oddity code d.o.o
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity code d.o.o
Country	Serbia
Holding as of	100.00%
oddity waves GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity waves GmbH
Country	Germany
Holding as of	100.00%
oddity group services GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	oddity group services GmbH
Country	Germany
Holding as of	100.00%
Infosys Public Services Canada Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Public Services Canada Inc.
Country	Canada
Holding as of	100.00%
BASE life science AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science AG
Country	Switzerland
Holding as of	100.00%
BASE life science GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science GmbH
Country	Germany
Holding as of	100.00%
BASE life science A/S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science A/S
Country	Denmark
Holding as of	100.00%
BASE life science S.A.S
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science S.A.S
Country	France
Holding as of	100.00%
BASE life science Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science Ltd.
Country	U.K.
Holding as of	100.00%
BASE life science S.r.l.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science S.r.l.
Country	Italy
Holding as of	100.00%
Innovisor Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Innovisor Inc.
Country	U.S.
Holding as of	100.00%
BASE life science Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science Inc.
Country	U.S.
Holding as of	100.00%
BASE life science S.L.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	BASE life science S.L.
Country	Spain
Holding as of	100.00%
Panaya Germany GmbH
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Panaya Germany GmbH
Country	Germany
Holding as of	100.00%
Infosys Norway
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Particulars	Infosys Norway
Country	Norway
Holding as of	100.00%